Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 1,126,407,179	$ 1,016,372,493
Creditors For Sale Of Assets [Member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	7,825,035	8,784,734
Tax withholdings and collections payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	197,542,296	186,632,723
Dividends payable in cash
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	156,772,985	0
Payroll and Social Contributions Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	3,832,292	11,817,649
Withholdings on Payroll Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	75,041,946	60,818,269
Fees to Directors and Syndics
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	181,526,630	158,470,409
Value-Added Tax
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	5,682,565	10,281,096
Sundry Creditors
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,548,101	1,995,021
Taxes Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,063,345	11,601,354
Obligations Arising from Contracts with Customers
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	200,060,740	283,592,427
Retirement payment orders pending settlement
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	47,974,343	16,165,434
Other Non-financial Liabilities
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 246,536,901	$ 266,213,377